UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02575

Morgan Stanley Liquid Asset Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	August 31, 2010

Date of reporting period:	November 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments • November 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION	ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Certificates of Deposit (28.8%)
	International Banks
$115,000	Banco Bilbao Vizcaya Argentina - NY	0.35%	03/29/10	$115,001,881
60,000	Banco Bilbao Vizcaya Argentina S.A.- NY	0.30	12/29/09	60,000,233
75,000	Bank of Montreal - Chicago	0.18	12/02/09	75,000,000
175,000	Barclays Bank PLC - NY	0.75	02/11/10	175,000,000
160,000	Calyon North America, Inc.	0.22	03/03/10	160,000,000
140,000	Fortis Bank - NY	0.21	12/07/09	140,000,000
25,000	Lloyds TSB Bank PLC	0.45	05/24/10	25,000,000
125,000	Royal Bank of Scotland PLC	0.28	02/09/10	125,000,000
124,000	Svenska Handelsbanken NY	0.25	03/08/10	124,001,669
	Total Certificates of Deposit (Cost $999,003,783)			999,003,783

	Commercial Paper (27.2%)
	International Banks
120,000	Amsterdam Funding Corp. (a)	0.16	12/01/09	120,000,000
50,000	Bank of Nova Scotia	0.34	02/26/10	49,959,521
170,000	DNB NOR Bank ASA (a)	0.21	02/12/10	169,927,608
85,000	Intesa Funding LLC	0.25	03/29/10	84,930,347
144,000	Lloyds TSB Bank PLC	0.55	04/15/10	143,703,000
172,000	National Australia Funding (a)	0.20	01/27/10	171,945,533
10,000	NRW Bank (a)	0.30	01/13/10	9,996,417
120,000	Rabobank Nederland	0.24	03/29/10	119,905,600
46,000	RBS Holdings USA, Inc. (a)	0.40	12/03/09	45,998,978
30,000	Societe Generale N.A., Inc.	0.26	03/16/10	29,977,250
	Total Commercial Paper (Cost $946,344,254)			946,344,254

	Repurchase Agreements (23.7%)
250,000	Barclays Capital, Inc. (dated 11/30/09; proceeds $250,001,111) fully collateralized by Federal National Mortgage Assoc. 5.038% - 6.50% due 11/01/36 - 09/01/38 and Federal Home Loan Mortgage Corp. 5.486% - 5.50% due 02/01/38 - 04/01/38, valued at $257,500,000 (Cost $250,000,000)	0.16	12/01/09	250,000,000
300,000	BNP Paribas Securities Corp. (dated 11/30/09; proceeds $300,001,417) fully collateralized by Federal National Mortgage Assoc. 5.50% - 6.50% due 12/01/37 - 08/01/48, valued at $309,000,000 (Cost $300,000,000)	0.17	12/01/09	300,000,000
272,535	Goldman Sachs & Co. (dated 11/30/09; proceeds $272,536,287) fully collateralized by Federal National Mortgage Assoc. 3.50% - 7.50% due 09/01/14 - 05/01/48, valued at $280,711,051 (Cost $272,535,000)	0.17	12/01/09	272,535,000
	Total Repurchase Agreements (Cost $822,535,000)			822,535,000

	Floating Rate Notes (15.4%)
	International Banks (8.7%)
162,500	Westpac Banking Corp. (a)	0.33(b)	12/07/09 (c)	162,500,000
139,000	Societe Generale NY, Inc.	0.38(b)	02/05/10 (c)	139,000,000
				301,500,000
	U.S. Government Agency (6.7%)
233,000	Federal Home Loan Banks	0.08-0.09(b)	02/08/10- 02/18/10 (c)	232,910,492
	Total Floating Rate Notes (Cost $534,410,492)			534,410,492

	Short-Term Bank Note (4.9%)
	Domestic Bank
170,000	Bank of America N.A. (Cost $170,000,000)	0.23	02/17/10	170,000,000

Total Investments (Cost $3,472,293,529) (d)	100.0%	3,472,293,529
Other Assets in Excess of Liabilities	0.0	24,176
Net Assets	100.0%	$3,472,317,705

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at November 30, 2009.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund

Notes to the Portfolio of Investments

11/30/2009

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Generally accepted accounting principles utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at November 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments
Commercial Paper	$946,344,254	—	$946,344,254	—
Repurchase Agreements	822,535,000	—	822,535,000	—
Floating Rate Notes	534,410,492	—	534,410,492	—
Certificates of Deposit	999,003,783	—	999,003,783	—
Bank Note	170,000,000	—	170,000,000	—
Total	$3,472,293,529	—	$3,472,293,529	—

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 21, 2010